Accounts receivable, net (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Accounts receivable, net
Accounts receivable - third parties	¥ 8,337,549	$ 1,228,803	¥ 7,146,902
Less: allowance for credit losses	(2,318,007)	(341,632)	(887,898)
Accounts receivable, net	¥ 6,019,542	$ 887,171	¥ 6,259,004